Quarterly Holdings Report
for
Fidelity® Hedged Equity Fund
October 31, 2024
FHE-NPRT3-1224
1.9905823.102
Common Stocks - 96.3%
	Shares	Value ($)
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A	9,010	178,488
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	456	119,654
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (a)	3,961	59,771
CANADA - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	809	68,555
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (a)	2,126	54,830
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	632	69,236
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	587	54,521
SWITZERLAND - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity PLC	6,244	920,490
UNITED STATES - 95.9%
Communication Services - 8.6%
Diversified Telecommunication Services - 0.6%
Frontier Communications Parent Inc (a)	1,792	64,028
Verizon Communications Inc	47,744	2,011,455
		2,075,483
Entertainment - 1.3%
Madison Square Garden Sports Corp Class A (a)	255	56,789
Netflix Inc (a)	3,262	2,466,170
ROBLOX Corp Class A (a)	1,011	52,288
Spotify Technology SA (a)	212	81,641
TKO Group Holdings Inc Class A (a)	571	66,676
Walt Disney Co/The	16,160	1,554,592
		4,278,156
Interactive Media & Services - 6.4%
Alphabet Inc Class A	71,100	12,165,921
Meta Platforms Inc Class A	14,579	8,274,749
Pinterest Inc Class A (a)	1,463	46,509
		20,487,179
Media - 0.3%
Charter Communications Inc Class A (a)	1,124	368,234
Fox Corp Class A	12,540	526,680
New York Times Co/The Class A	945	52,768
Trade Desk Inc (The) Class A (a)	1,199	144,132
		1,091,814
TOTAL COMMUNICATION SERVICES		27,932,632

Consumer Discretionary - 9.5%
Automobile Components - 0.0%
Gentex Corp	1,694	51,345
Lear Corp	660	63,202
		114,547
Automobiles - 1.6%
Ford Motor Co	45,665	469,893
Harley-Davidson Inc	1,302	41,598
Tesla Inc (a)	19,142	4,782,629
		5,294,120
Broadline Retail - 3.8%
Amazon.com Inc (a)	62,698	11,686,907
Dillard's Inc Class A	135	50,155
Etsy Inc (a)	1,261	64,866
Kohl's Corp	2,562	47,346
Macy's Inc	2,688	41,234
		11,890,508
Diversified Consumer Services - 0.1%
H&R Block Inc	1,158	69,167
Service Corp International/US	2,280	186,162
		255,329
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (a)	4,486	604,668
Aramark	4,667	176,553
Boyd Gaming Corp	3,221	223,183
Choice Hotels International Inc (b)	732	102,121
Churchill Downs Inc	389	54,499
Domino's Pizza Inc	744	307,815
DoorDash Inc Class A (a)	635	99,505
DraftKings Inc Class A (a)	1,804	63,717
Expedia Group Inc Class A (a)	2,124	332,002
Hyatt Hotels Corp Class A	1,532	222,829
Light & Wonder Inc Class A (a)	1,089	102,126
McDonald's Corp	7,705	2,250,708
MGM Resorts International (a)	9,610	354,321
Planet Fitness Inc Class A (a)	554	43,500
Texas Roadhouse Inc	1,332	254,572
Vail Resorts Inc	295	48,879
Wendy's Co/The	2,757	52,686
Wingstop Inc	120	34,523
Wyndham Hotels & Resorts Inc	2,101	185,560
		5,513,767
Household Durables - 0.3%
NVR Inc (a)	56	512,558
Tempur Sealy International Inc	2,418	115,846
Toll Brothers Inc	2,573	376,790
TopBuild Corp (a)	158	55,834
Whirlpool Corp	498	51,548
		1,112,576
Specialty Retail - 1.7%
AutoNation Inc (a)	454	70,583
Burlington Stores Inc (a)	632	156,591
Dick's Sporting Goods Inc	323	63,227
Floor & Decor Holdings Inc Class A (a)	609	62,757
Gap Inc/The	2,890	60,025
Home Depot Inc/The	8,695	3,423,656
Lithia Motors Inc Class A	212	70,462
Murphy USA Inc	395	192,938
Penske Automotive Group Inc	617	92,902
Ross Stores Inc	6,612	923,829
Ulta Beauty Inc (a)	866	319,537
Valvoline Inc (a)	1,265	50,954
Williams-Sonoma Inc	636	85,307
		5,572,768
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	12,204	941,295
VF Corp	3,317	68,695
		1,009,990
TOTAL CONSUMER DISCRETIONARY		30,763,605

Consumer Staples - 5.7%
Beverages - 1.2%
Brown-Forman Corp Class B	6,734	296,498
Celsius Holdings Inc (a)	1,921	57,783
Coca-Cola Co/The	38,844	2,536,902
Coca-Cola Consolidated Inc	90	101,183
Keurig Dr Pepper Inc	25,225	831,164
		3,823,530
Consumer Staples Distribution & Retail - 2.2%
Albertsons Cos Inc	3,229	58,445
BJ's Wholesale Club Holdings Inc (a)	1,232	104,387
Casey's General Stores Inc	340	133,967
Costco Wholesale Corp	3,453	3,018,545
Performance Food Group Co (a)	401	32,581
Sprouts Farmers Market Inc (a)	499	64,087
Target Corp	4,736	710,589
US Foods Holding Corp (a)	2,130	131,315
Walmart Inc	34,535	2,830,143
		7,084,059
Food Products - 0.8%
Campbell Soup Co	10,189	475,317
Conagra Brands Inc	19,819	573,562
Flowers Foods Inc	1,658	36,857
Hershey Co/The	4,180	742,284
Ingredion Inc	407	54,033
Kellanova	8,109	653,991
Post Holdings Inc (a)	1,855	202,585
		2,738,629
Household Products - 1.5%
Colgate-Palmolive Co	14,743	1,381,566
Procter & Gamble Co/The	20,910	3,453,914
		4,835,480
Personal Care Products - 0.0%
BellRing Brands Inc (a)	771	50,755
TOTAL CONSUMER STAPLES		18,532,453

Energy - 3.2%
Energy Equipment & Services - 0.2%
Schlumberger NV	20,018	802,121
Oil, Gas & Consumable Fuels - 3.0%
Antero Midstream Corp	9,368	134,618
Antero Resources Corp (a)	1,888	48,861
Cheniere Energy Inc	1,880	359,794
Chevron Corp	13,633	2,028,863
Chord Energy Corp	937	117,219
CNX Resources Corp (a)	2,265	77,078
Diamondback Energy Inc	4,590	811,374
DT Midstream Inc	742	66,891
Expand Energy Corp	1,564	132,502
Exxon Mobil Corp	33,562	3,919,371
HF Sinclair Corp	2,661	102,741
Kinder Morgan Inc	35,456	869,027
Marathon Oil Corp	17,271	478,407
Matador Resources Co	1,353	70,505
Ovintiv Inc	4,741	185,847
Permian Resources Corp Class A	15,777	215,041
Range Resources Corp	1,648	49,489
		9,667,628
TOTAL ENERGY		10,469,749

Financials - 13.1%
Banks - 3.0%
Bank of America Corp	66,138	2,765,891
Comerica Inc	1,270	80,912
Cullen/Frost Bankers Inc	518	65,967
East West Bancorp Inc	905	88,228
First Citizens BancShares Inc/NC Class A	91	176,299
First Horizon Corp	4,122	71,434
JPMorgan Chase & Co	22,578	5,010,511
Old National Bancorp/IN	2,480	47,765
Pinnacle Financial Partners Inc	1,803	190,126
Prosperity Bancshares Inc	1,028	75,250
Synovus Financial Corp	1,320	65,828
US Bancorp	22,278	1,076,250
Wintrust Financial Corp	841	97,463
Zions Bancorp NA	1,062	55,288
		9,867,212
Capital Markets - 2.6%
Affiliated Managers Group Inc	274	53,129
Ameriprise Financial Inc	1,951	995,595
Ares Management Corp Class A	1,972	330,665
Blackstone Inc	6,851	1,149,255
Blue Owl Capital Inc Class A	2,726	60,953
Carlyle Group Inc/The	1,771	88,603
Charles Schwab Corp/The	11,689	827,932
Coinbase Global Inc Class A (a)	218	39,077
Evercore Inc Class A	788	208,166
Houlihan Lokey Inc Class A	383	66,171
Interactive Brokers Group Inc Class A	1,374	209,645
Jefferies Financial Group Inc	3,264	208,831
KKR & Co Inc Class A	6,692	925,102
Lazard Inc Class A	1,192	63,164
LPL Financial Holdings Inc	461	130,085
Morgan Stanley	14,964	1,739,565
Morningstar Inc	164	53,800
Nasdaq Inc	8,990	664,541
Robinhood Markets Inc Class A (a)	2,423	56,916
SEI Investments Co	1,917	143,315
Stifel Financial Corp	1,771	183,511
Tradeweb Markets Inc Class A	1,090	138,430
Virtu Financial Inc Class A	1,972	61,053
		8,397,504
Consumer Finance - 0.5%
Ally Financial Inc	4,851	170,028
American Express Co	5,259	1,420,351
OneMain Holdings Inc	856	42,517
		1,632,896
Financial Services - 4.8%
Affirm Holdings Inc Class A (a)	1,460	64,021
Apollo Global Management Inc	1,533	219,618
Berkshire Hathaway Inc Class B (a)	13,966	6,297,549
Block Inc Class A (a)	1,141	82,517
Corebridge Financial Inc	2,051	65,160
Equitable Holdings Inc	6,937	314,524
Mastercard Inc Class A	7,238	3,616,032
PayPal Holdings Inc (a)	9,240	732,732
Rocket Cos Inc Class A (a)	2,496	40,186
Visa Inc Class A	14,163	4,105,146
Voya Financial Inc	1,244	99,893
WEX Inc (a)	213	36,763
		15,674,141
Insurance - 2.0%
AFLAC Inc	8,596	900,775
American Financial Group Inc/OH	1,415	182,436
Arthur J Gallagher & Co	4,420	1,242,904
Axis Capital Holdings Ltd	637	49,852
Fidelity National Financial Inc	2,716	163,422
Loews Corp	9,147	722,247
Markel Group Inc (a)	189	291,440
Old Republic International Corp	3,723	130,044
Prudential Financial Inc	8,301	1,016,706
Reinsurance Group of America Inc	1,083	228,600
RLI Corp	318	49,598
Ryan Specialty Holdings Inc Class A	774	50,983
Selective Insurance Group Inc	466	42,322
Unum Group	1,038	66,619
W R Berkley Corp	10,872	621,552
Willis Towers Watson PLC	2,103	635,506
		6,395,006
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AGNC Investment Corp	5,703	53,094
Annaly Capital Management Inc	9,284	176,489
Rithm Capital Corp	8,135	86,150
Starwood Property Trust Inc	10,966	216,469
		532,202
TOTAL FINANCIALS		42,498,961

Health Care - 10.5%
Biotechnology - 1.9%
AbbVie Inc	14,623	2,981,191
Alnylam Pharmaceuticals Inc (a)	288	76,778
BioMarin Pharmaceutical Inc (a)	2,489	164,000
Exact Sciences Corp (a)	904	62,313
Exelixis Inc (a)	1,796	59,627
Gilead Sciences Inc	14,644	1,300,680
Ionis Pharmaceuticals Inc (a)	1,148	44,072
Moderna Inc (a)	2,932	159,384
Natera Inc (a)	119	14,393
Neurocrine Biosciences Inc (a)	286	34,397
Regeneron Pharmaceuticals Inc (a)	1,219	1,021,766
Sarepta Therapeutics Inc (a)	512	64,512
United Therapeutics Corp (a)	205	76,664
		6,059,777
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp (a)	19,841	1,667,041
DENTSPLY SIRONA Inc	1,695	39,273
GE HealthCare Technologies Inc	4,936	431,160
Hologic Inc (a)	5,338	431,684
Intuitive Surgical Inc (a)	2,866	1,444,005
Lantheus Holdings Inc (a)	557	61,181
Medtronic PLC	15,896	1,418,718
Penumbra Inc (a)	159	36,390
Zimmer Biomet Holdings Inc	6,011	642,696
		6,172,148
Health Care Providers & Services - 2.2%
Acadia Healthcare Co Inc (a)	779	33,255
Amedisys Inc (a)	500	47,300
Chemed Corp	319	172,337
CVS Health Corp	14,519	819,743
Encompass Health Corp	2,114	210,258
HCA Healthcare Inc	2,966	1,064,023
Humana Inc	1,646	424,388
Tenet Healthcare Corp (a)	255	39,530
UnitedHealth Group Inc	7,473	4,218,509
		7,029,343
Health Care Technology - 0.0%
Doximity Inc Class A (a)	1,495	62,401
Veeva Systems Inc Class A (a)	449	93,765
		156,166
Life Sciences Tools & Services - 1.1%
Avantor Inc (a)	2,956	66,126
Bruker Corp	1,117	63,233
Danaher Corp	5,202	1,277,923
Illumina Inc (a)	550	79,277
Medpace Holdings Inc (a)	134	42,105
QIAGEN NV (United States)	4,106	172,863
Repligen Corp (a)	276	37,059
Thermo Fisher Scientific Inc	3,314	1,810,504
		3,549,090
Pharmaceuticals - 3.4%
Elanco Animal Health Inc (a)	4,278	54,074
Eli Lilly & Co	5,512	4,573,528
Intra-Cellular Therapies Inc (a)	633	53,647
Jazz Pharmaceuticals PLC (a)	1,753	192,883
Johnson & Johnson	21,436	3,426,759
Merck & Co Inc	22,392	2,291,149
Perrigo Co PLC	1,735	44,468
Royalty Pharma PLC Class A	11,718	316,386
		10,952,894
TOTAL HEALTH CARE		33,919,418

Industrials - 7.7%
Aerospace & Defense - 1.8%
Boeing Co (a)	4,950	739,085
Curtiss-Wright Corp	278	95,898
GE Aerospace	7,265	1,247,982
HEICO Corp	1,047	256,463
Howmet Aerospace Inc	4,804	479,055
Lockheed Martin Corp	2,931	1,600,473
RTX Corp	11,535	1,395,620
Woodward Inc	145	23,792
		5,838,368
Air Freight & Logistics - 0.5%
GXO Logistics Inc (a)	676	40,431
United Parcel Service Inc Class B	10,946	1,467,421
		1,507,852
Building Products - 0.5%
Advanced Drainage Systems Inc	329	49,311
Allegion plc	3,110	434,249
Armstrong World Industries Inc	465	64,891
AZEK Co Inc/The Class A (a)	1,373	60,412
Carlisle Cos Inc	673	284,161
Fortune Brands Innovations Inc	2,124	176,993
Lennox International Inc	495	298,272
Owens Corning	1,312	231,948
Trex Co Inc (a)	882	62,490
		1,662,727
Commercial Services & Supplies - 0.9%
Cintas Corp	6,981	1,436,760
Clean Harbors Inc (a)	758	175,295
MSA Safety Inc	244	40,491
Republic Services Inc	5,467	1,082,466
Tetra Tech Inc	4,010	196,009
		2,931,021
Construction & Engineering - 0.0%
AECOM	605	64,614
EMCOR Group Inc	390	173,968
WillScot Holdings Corp (a)	889	29,461
		268,043
Electrical Equipment - 0.4%
Acuity Brands Inc	191	57,432
AMETEK Inc	4,646	851,798
nVent Electric PLC	1,184	88,291
Regal Rexnord Corp	368	61,287
Sensata Technologies Holding PLC	1,556	53,432
Vertiv Holdings Co Class A	916	100,110
		1,212,350
Ground Transportation - 0.8%
JB Hunt Transport Services Inc	2,839	512,780
Knight-Swift Transportation Holdings Inc	5,648	294,148
Landstar System Inc	1,180	207,409
Ryder System Inc	594	86,890
Saia Inc (a)	221	107,983
Uber Technologies Inc (a)	16,450	1,185,223
XPO Inc (a)	370	48,295
		2,442,728
Industrial Conglomerates - 0.5%
Honeywell International Inc	7,305	1,502,492
Machinery - 1.6%
AGCO Corp	749	74,780
Allison Transmission Holdings Inc	750	80,145
Caterpillar Inc	4,495	1,691,020
CNH Industrial NV Class A	17,509	196,626
Donaldson Co Inc	594	43,457
Dover Corp	5,133	971,831
Flowserve Corp	989	52,061
Graco Inc	2,293	186,765
IDEX Corp	2,687	576,738
Lincoln Electric Holdings Inc	545	104,945
Middleby Corp/The (a)	1,259	163,292
Oshkosh Corp	460	47,030
PACCAR Inc	7,330	764,372
Timken Co/The	670	55,610
Toro Co/The	372	29,939
Watts Water Technologies Inc Class A	324	61,751
		5,100,362
Passenger Airlines - 0.1%
Alaska Air Group Inc (a)	4,226	202,468
American Airlines Group Inc (a)(b)	19,885	266,459
		468,927
Professional Services - 0.4%
Amentum Holdings Inc	2,469	73,428
Booz Allen Hamilton Holding Corp Class A	1,957	355,509
CACI International Inc (a)	342	188,976
Genpact Ltd	1,397	53,322
KBR Inc	1,453	97,366
Robert Half Inc	1,924	131,044
Science Applications International Corp	676	97,540
SS&C Technologies Holdings Inc	3,941	275,594
TransUnion	1,078	109,201
		1,381,980
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc	1,510	297,077
MSC Industrial Direct Co Inc Class A	384	30,363
Watsco Inc	361	170,757
		498,197
TOTAL INDUSTRIALS		24,815,047

Information Technology - 30.8%
Communications Equipment - 1.0%
Arista Networks Inc (a)	1,996	771,334
Cisco Systems Inc	43,584	2,387,096
		3,158,430
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp Class A	19,828	1,328,873
Arrow Electronics Inc (a)	646	76,661
Coherent Corp (a)	662	61,194
TD SYNNEX Corp	1,483	171,064
		1,637,792
IT Services - 1.2%
Accenture Capital Inc Class A	5,096	1,757,204
Amdocs Ltd	972	85,288
Cloudflare Inc Class A (a)	254	22,278
IBM Corporation	8,039	1,661,822
MongoDB Inc Class A (a)	106	28,662
Snowflake Inc Class A (a)	896	102,879
Twilio Inc Class A (a)	831	67,020
		3,725,153
Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices Inc (a)	12,327	1,775,951
Amkor Technology Inc	1,240	31,557
Broadcom Inc	31,938	5,422,114
Cirrus Logic Inc (a)	466	51,176
Entegris Inc	2,886	302,193
First Solar Inc (a)	920	178,922
GlobalFoundries Inc (a)	1,635	59,678
Intel Corp	35,567	765,402
Lam Research Corp	20,895	1,553,543
Lattice Semiconductor Corp (a)	1,378	69,809
MACOM Technology Solutions Holdings Inc (a)	1,500	168,600
Micron Technology Inc	9,221	918,873
MKS Instruments Inc	940	93,370
NVIDIA Corp	162,133	21,524,777
Onto Innovation Inc (a)	592	117,411
Qorvo Inc (a)	2,170	154,634
QUALCOMM Inc	10,115	1,646,419
Rambus Inc (a)	990	47,342
Skyworks Solutions Inc	3,889	340,599
Teradyne Inc	3,156	335,199
		35,557,569
Software - 10.0%
Adobe Inc (a)	3,259	1,558,063
AppLovin Corp Class A (a)	448	75,887
Atlassian Corp Class A (a)	270	50,906
Bentley Systems Inc Class B	718	34,650
Crowdstrike Holdings Inc Class A (a)	1,780	528,429
Datadog Inc Class A (a)	898	112,645
Dolby Laboratories Inc Class A	398	29,013
Dropbox Inc Class A (a)	3,746	96,834
Dynatrace Inc (a)	1,024	55,091
Guidewire Software Inc (a)	224	41,722
HubSpot Inc (a)	192	106,520
Intuit Inc	2,376	1,450,073
Manhattan Associates Inc (a)	287	75,584
Microsoft Corp	49,836	20,250,859
MicroStrategy Inc Class A (a)	301	73,595
Oracle Corp	11,705	1,964,567
Palantir Technologies Inc Class A (a)	15,944	662,633
Palo Alto Networks Inc (a)	2,619	943,704
Salesforce Inc	7,586	2,210,333
Servicenow Inc (a)	1,738	1,621,537
Unity Software Inc (a)	2,404	48,272
Workday Inc Class A (a)	804	188,015
Zoom Video Communications Inc Class A (a)	1,858	138,867
Zscaler Inc (a)	377	68,158
		32,385,957
Technology Hardware, Storage & Peripherals - 7.1%
Apple Inc	101,273	22,878,584
Super Micro Computer Inc (a)	4,220	122,844
		23,001,428
TOTAL INFORMATION TECHNOLOGY		99,466,329

Materials - 2.0%
Chemicals - 1.4%
Ashland Inc	638	53,956
Axalta Coating Systems Ltd (a)	5,247	198,966
Celanese Corp	2,820	355,235
Dow Inc	14,991	740,256
Eastman Chemical Co	3,572	375,381
Element Solutions Inc	2,073	56,178
Linde PLC	5,077	2,315,875
RPM International Inc	1,574	200,071
Westlake Corp	396	52,248
		4,348,166
Construction Materials - 0.1%
CRH PLC	2,447	233,517
Eagle Materials Inc	780	222,658
		456,175
Containers & Packaging - 0.2%
AptarGroup Inc	1,914	321,380
Berry Global Group Inc	1,293	91,092
Crown Holdings Inc	1,867	174,658
Graphic Packaging Holding CO	2,996	84,667
Sealed Air Corp	790	28,582
Silgan Holdings Inc	934	48,325
Sonoco Products Co	1,063	55,829
		804,533
Metals & Mining - 0.3%
Alcoa Corp	1,409	56,487
Cleveland-Cliffs Inc (a)	2,471	32,073
Newmont Corp	14,390	653,882
Reliance Inc	206	58,986
Royal Gold Inc	264	38,560
United States Steel Corp	1,719	66,783
		906,771
TOTAL MATERIALS		6,515,645

Real Estate - 2.3%
Diversified REITs - 0.1%
WP Carey Inc	4,723	263,166
Health Care REITs - 0.2%
Healthcare Realty Trust Inc	5,494	94,386
Healthpeak Properties Inc	22,488	504,856
Omega Healthcare Investors Inc	3,570	151,618
		750,860
Industrial REITs - 0.1%
Americold Realty Trust Inc	1,838	47,200
EastGroup Properties Inc	997	170,766
First Industrial Realty Trust Inc	1,294	67,922
Lineage Inc	838	62,046
Rexford Industrial Realty Inc	1,492	63,992
STAG Industrial Inc Class A	1,693	63,115
		475,041
Office REITs - 0.0%
Vornado Realty Trust	1,454	60,210
Real Estate Management & Development - 0.0%
Jones Lang LaSalle Inc (a)	330	89,417
Residential REITs - 0.5%
American Homes 4 Rent Class A	7,874	277,479
Camden Property Trust	3,467	401,444
Equity LifeStyle Properties Inc	4,272	299,553
Mid-America Apartment Communities Inc	2,828	427,990
Sun Communities Inc	2,039	270,534
		1,677,000
Retail REITs - 0.4%
Agree Realty Corp	4,426	328,631
Brixmor Property Group Inc	7,361	198,379
Federal Realty Investment Trust	4,062	450,232
Kite Realty Group Trust	2,060	52,880
NNN REIT Inc	4,196	182,274
		1,212,396
Specialized REITs - 1.0%
American Tower Corp	5,334	1,139,022
CubeSmart	1,502	71,856
Equinix Inc	1,183	1,074,259
Gaming and Leisure Properties Inc	7,127	357,704
Lamar Advertising Co Class A	1,367	180,444
		2,823,285
TOTAL REAL ESTATE		7,351,375

Utilities - 2.5%
Electric Utilities - 1.2%
Alliant Energy Corp	17,656	1,059,360
NextEra Energy Inc	18,793	1,489,345
OGE Energy Corp	7,084	283,289
Pinnacle West Capital Corp	4,175	366,607
Xcel Energy Inc	10,274	686,406
		3,885,007
Gas Utilities - 0.0%
National Fuel Gas Co	773	46,789
Multi-Utilities - 1.2%
Ameren Corp	10,901	949,586
CMS Energy Corp	15,407	1,072,482
DTE Energy Co	8,555	1,062,702
NiSource Inc	25,276	888,704
		3,973,474
Water Utilities - 0.1%
Essential Utilities Inc	5,471	211,181
TOTAL UTILITIES		8,116,451

TOTAL UNITED STATES		310,381,665
TOTAL COMMON STOCKS (Cost $251,758,980)		311,907,210

Domestic Equity Funds - 1.0%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $2,792,227)	5,680	3,244,643

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.87	2,802,951	2,803,512
Fidelity Securities Lending Cash Central Fund (c)(d)	4.87	339,566	339,600
TOTAL MONEY MARKET FUNDS (Cost $3,143,112)			3,143,112

Purchased Options - 1.5%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	138	78,735,210	5,020	11/15/24	97,290
S&P 500 Index	Chicago Board Options Exchange	153	87,293,385	5,400	12/20/24	929,475
S&P 500 Index	Chicago Board Options Exchange	209	119,243,905	3,500	08/15/25	539,220
S&P 500 Index	Chicago Board Options Exchange	176	100,415,920	5,550	01/17/25	1,899,040
S&P 500 Index	Chicago Board Options Exchange	163	92,998,835	3,900	10/17/25	747,355
S&P 500 Index	Chicago Board Options Exchange	190	108,403,550	3,800	09/19/25	730,550

						4,942,930
TOTAL PURCHASED OPTIONS (Cost $5,908,340)						4,942,930

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $263,602,659)	323,237,895
NET OTHER ASSETS (LIABILITIES) - 0.2%	668,750
NET ASSETS - 100.0%	323,906,645

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	2,000,277	21,946,722	21,143,489	56,830	2	-	2,803,512	0.0%
Fidelity Securities Lending Cash Central Fund	585,275	15,139,927	15,385,602	1,281	-	-	339,600	0.0%
Total	2,585,552	37,086,649	36,529,091	58,111	2	-	3,143,112

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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